Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Level 2
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 85,263,917	₩ 78,068,155
Level 2 | Financial assets at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 40,254,080	₩ 34,094,294
Level 2 | Financial assets at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF	DCF
Carrying value		₩ 40,043,850	₩ 33,898,899
Significant unobservable inputs and range		Discount rate, interest rate, stock price, and etc.	Discount rate, interest rate, stock price, and etc.
Level 2 | Financial assets at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	NAV	NAV
Carrying value		₩ 210,230	₩ 195,395
Significant unobservable inputs and range		Price of underlying assets such as stocks, bonds, etc.	Price of underlying assets such as stocks, bonds
Level 2 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 5,098,926	₩ 2,328,737
Level 2 | Derivative assets | Trading purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]		Option model, DCF
Carrying value		₩ 4,623,218	₩ 2,088,307
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Level 2 | Derivative assets | Hedging purpose
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]		Option model, DCF
Carrying value		₩ 475,708	₩ 240,430
Significant unobservable inputs and range		Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Level 2 | Securities at fair value through other comprehensive income
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 39,910,911	₩ 41,645,124
Level 2 | Securities at fair value through other comprehensive income | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF	DCF
Carrying value		₩ 39,861,238	₩ 41,645,124
Significant unobservable inputs and range		Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.	Discount rate, growth rate and price of underlying assets such as stock, bonds, etc.
Level 2 | Securities at fair value through other comprehensive income | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	NAV	NAV
Carrying value		₩ 49,673	₩ 0
Significant unobservable inputs and range		Discount rate and price of underlying assets such as stock, bonds, etc.	Discount rate and price of underlying assets such as stock, bonds, etc.
Level 3
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 12,052,773	₩ 12,887,203
Level 3 | Financial assets at fair value through profit or loss
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 10,925,715	₩ 11,762,259
Level 3 | Financial assets at fair value through profit or loss | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF, Option model, Comparable company analysis	DCF, Option model
Carrying value		₩ 10,093,302	₩ 11,250,428
Significant unobservable inputs and range		The volatility of the underlying asset(5.06%~61.32%) Discount rate(0.35%~27.17%) Correlations(0.00%~100.0%)	The volatility of the underlying asset(0.00%~46.36%) Discount rate(1.14%~30.70%)
Level 3 | Financial assets at fair value through profit or loss | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF, NAV, Option model, Comparable company analysis	DCF, NAV
Carrying value		₩ 832,413	₩ 511,831
Significant unobservable inputs and range		The volatility of the underlying asset(21.00%~40.00%) Correlations(20.00%~79.00%) Discount rate(5.83%~16.87%)	The volatility of the underlying asset(1.00%~43.00%) Correlations(5.00%~88.00%) Discount rate(5.06%~15.42%)
Level 3 | Derivative assets
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 409,650	₩ 464,826
Level 3 | Derivative assets | Equity and foreign exchange related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 113,496	₩ 145,011
Significant unobservable inputs and range		The volatility of the underlying asset(4.30%~127.00%) Correlations(-3.00%~82.00%)	The volatility of the underlying asset(1.51%~56.00%) Correlations(-42.00%~82.00%)
Level 3 | Derivative assets | Interest rates related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 23,112	₩ 30,983
Significant unobservable inputs and range		The volatility of the underlying asset(0.47%~1.00%) Regression coefficient(0.30%~0.58%) Correlations(26.00%~90.45%)	The volatility of the underlying asset(0.50%~0.67%) Regression coefficient(1.30%~1.57%) Correlations(59.53%)
Level 3 | Derivative assets | Credit and commodity related
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	Option model	Option model
Carrying value		₩ 273,042	₩ 288,832
Significant unobservable inputs and range		The volatility of the underlying asset(1.00%~40.00%) Correlations(-43.00%~92.00%)	The volatility of the underlying asset(0.00%~39.00%) Correlations(0.00%~93.00%)
Level 3 | Securities at fair value through other comprehensive income
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Carrying value		₩ 717,408	₩ 660,118
Level 3 | Securities at fair value through other comprehensive income | Debt securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF, NAV, Option model, Comparable company analysis	DCF, NAV
Carrying value		₩ 32,805	₩ 35,266
Significant unobservable inputs and range		The volatility of the underlying asset(22.11%) Discount rate(0.05%~19.05%) Growth rate(0.00%~2.00%)	Discount rate(7.78%~19.32%) Growth rate(0.00%~2.00%)
Level 3 | Securities at fair value through other comprehensive income | Equity securities
Valuation techniques and inputs used in measuring the fair value of financial assets classified as level 2 & 3 [Line Items]
Valuation technique	[1]	DCF, NAV, Option model, Comparable company analysis	DCF, NAV
Carrying value		₩ 684,603	₩ 624,852
Significant unobservable inputs and range		The volatility of the underlying asset(22.11%) Discount rate(0.05%~19.05%) Growth rate(0.00%~2.00%)	Discount rate(7.78%~19.32%) Growth rate(0.00%~2.00%)

[1]	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.